Form N-1A Cover	Oct. 23, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DUNHAM FUNDS
Entity Central Index Key	0001420040
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Document Creation Date	Oct. 23, 2025
Document Effective Date	Oct. 23, 2025
Prospectus Date	Mar. 01, 2025